Long-term investments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2025 USD ($)
Long-term investments
Cumulative impairment losses	¥ 95,877,250					$ 13,710,264
Goodwill	74,940,264					$ 10,716,315
Impairment losses	¥ 0	¥ 22,240,082	¥ 46,771,435
Jiangxi Ruijing
Long-term investments
Payments to acquire cost method investment					¥ 225,000,000
Equity interest acquired (in percentage)					15.00%
Jiangxi Ruijing | Acquired equity interest through nominee arrangement
Long-term investments
Equity interest acquired (in percentage)					15.00%
Private entities
Long-term investments
Equity interest acquired (in percentage)				45.00%
Payments to acquire equity interest				¥ 315,000,000